Investments (Amortized Cost and Fair Value of Held-to-maturity Debt Securities by Contractual Maturity) (Details) (USD $) In Millions	Dec. 31, 2010
Investments
Due in one year or less, amortized cost	$ 66
Due after one year through five years, amortized cost	105
Due after five years through ten years, amortized cost	22
Due after ten years, amortized cost	10
Total debt securities - held-to-maturity, amortized cost	203
Due in one year or less, fair value	66
Due after one year through five years, fair value	108
Due after five years through ten years, fair value	23
Due after ten years, fair value	11
Total debt securities - held-to-maturity, fair value	$ 208